SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION
23.
SEGMENT INFORMATION

Segments are business units that offer different services and are reviewed separately by the chief operating decision maker (the “CODM”), or the decision-making group, in deciding how to allocate resources and in assessing performance. The CODM, who is responsible for allocating resources and assessing performance of the operating segment, has been identified as the Group’s Chief Executive Officer. The Group operates as a single operating segment. The single operating segment is reported in a manner consistent with the internal reporting provided to the CODM.

The Group primarily operates its business in the New Zealand, Singapore, and the United States for the years ended December 31, 2021, 2022, and 2023. The following table presents total revenues by geographic area for the years indicated.

The Intra-companies revenues have been eliminated in this geographic information to reflect the external business conducted in each geographic region. The geographic analysis presented below is based on the location of the subsidiaries in which the transactions are recorded. This geographic information does not reflect the way the Company’s business is managed.

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Revenue
The Cayman Island	3,038,882	2,589,817	3,620,687
New Zealand	187,452,225	116,254,749	117,335,988
The United States	17,413,038	27,816,835	71,919,756
Singapore	52,696,503	70,608,581	66,705,363
Others	3,887,514	8,095,565	12,925,801
Total Revenues	264,488,162	225,365,547	272,507,595